OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Other Liabilities [Abstract]
OTHER LIABILITIES
NOTE 10 - OTHER LIABILITIES

Other liabilities are as follows:

	December 31,
	2025	2024
Deferred wage tax and social security (1)	$6,211	$7,227
Deferred VAT (1)	4,168	4,858
Severance pay liability	2,139	1,881
Total other liabilities	$12,518	$13,966

(1)
Deferred VAT, deferred wage tax and social security relate to governmental support provided by the Dutch government, where they postponed all VAT payable for the years 2021 and 2020 and all wage tax and social security payable for the months March - December 2021 to be paid in 60 installments until October 2027. In January 2026, the Dutch authorities agreed to extend the monthly payments of the balance by two years until October 2029 (see note 12).